Offerings	Aug. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right to acquire one-fifth of one ordinary share
Amount Registered | shares	25,300,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 253,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,939.30
Offering Note	(1) Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. (2) Representing 25,300,000 units including 22,000,000 units to be issued in the offering and up to 3,3000,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of one Class A ordinary share and one right to acquire one-tenth of one Class A ordinary share. (4) An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions, by affiliates of the Registrant. Pursuant to Rule 457(q) under the Securities Act, no additional filing fee is required.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	25,300,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. (3) Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (4) An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions, by affiliates of the Registrant. Pursuant to Rule 457(q) under the Securities Act, no additional filing fee is required.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights included as part of the units
Amount Registered | shares	25,300,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. (4) An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions, by affiliates of the Registrant. Pursuant to Rule 457(q) under the Securities Act, no additional filing fee is required.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares underlying rights included as part of units
Amount Registered | shares	2,530,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 25,300,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,493.93
Offering Note	(1) Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(a) under the Securities Act. (4) An additional indeterminate amount of securities are being registered hereby to be offered solely for certain market making transactions, by affiliates of the Registrant. Pursuant to Rule 457(q) under the Securities Act, no additional filing fee is required.